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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               --------------

Check here if Amendment [X]; Amendment Number:      2
                                            --------------
        This Amendment (Check only one.): [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Simon Raykher
Title:          General Counsel
Phone:          (212) 209-2060

Signature, Place, and Date of Signing:

/S/ SIMON RAYKHER        New York, New York            November 15, 2005
-----------------        ------------------            -----------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:               0
                                               -----

Form 13F Information Table Entry Total:          5
                                               -----

Form 13F Information Table Value Total:       $110,153
                                              ---------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       NONE

                           FORM 13F INFORMATION TABLE
                        SATELLITE ASSET MANAGEMENT, L.P.
                        FOR QUARTER ENDED JUNE 30, 2005

Name of      Title of   CUSIP          Value      Shrs or      SH/    Put/     Investment    Other           Voting Authority
Issuer         Class                  (x$1000)    Prn Amt      PRN    Call     Discretion   Managers      Sole       Shared     None
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY        COM      087851309      9,726     763,400       SH              SOLE                      763,400
ENTERPRISES
INC
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO    COM      375766102     53,442   1,055,543       SH              SOLE                    1,055,543
------------------------------------------------------------------------------------------------------------------------------------
HIBERNIA      CL A      428656102     11,679     352,000       SH              SOLE                      352,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT       COM      577778103     20,470     509,718       SH              SOLE                      509,718
STORES CO
------------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC    COM      74045Q104     14,836     200,000       SH              SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:  5 DATA RECORDS     $110,153